Description of Business and Summary of Significant Accounting Policies - Major Customers and Concentrations of Risks (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Concentration Risk [Line Items]
Cash and Cash Equivalents | $	$ 2,827,563	$ 1,226,194	$ 2,827,563	$ 1,226,194	$ 3,475,695	$ 1,469,952	$ 331,761
Number of customers			3		3
Bank accounts
Concentration Risk [Line Items]
Cash and Cash Equivalents | $	$ 801,000		$ 801,000		$ 2,250,000
Accounts Receivable [Member] | Customer concentration | Customer one
Concentration Risk [Line Items]
Number of customers					1	1
Concentration risk (as a percent)					51.00%	95.00%
Accounts Receivable [Member] | Customer concentration | Customer two
Concentration Risk [Line Items]
Number of customers					2
Concentration risk (as a percent)					41.00%	63.00%
Accounts Receivable [Member] | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk (as a percent)			96.00%		92.00%
Revenue from contract with customer | Customer concentration | Customer two
Concentration Risk [Line Items]
Concentration risk (as a percent)						37.00%
Revenue from contract with customer | Customer concentration | Customer three
Concentration Risk [Line Items]
Concentration risk (as a percent)		98.00%		97.00%	9.00%
Revenue from contract with customer | Customer concentration | Customer four
Concentration Risk [Line Items]
Concentration risk (as a percent)	94.00%		98.00%
Revenue from contract with customer | Customer concentration | Various other customers
Concentration Risk [Line Items]
Concentration risk (as a percent)	6.00%	2.00%	2.00%	3.00%